Subsidiaries - Summary of Changes In Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Able Eunhwasam 2nd Co., Ltd. and 36 others [Member]
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Termination of the commitments
KB Hightech Company Investment Fund and 20 others [Member]
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Liquidation
Black Sappahire Holdings Co., Ltd. and 1 other [Member]
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Disposal
KB RISE Global AI Value Chain ETF Moa Dream Securities Fund (FoFs) and 23 others [Member]
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Decrease in ownership interests to less than majority
IM Asset General Private Securities Investment Trust No.55(Bond) and 21 others [Member]
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds more than half of the ownership interests
KB Great On 1st.L.L.C. and 44 others [Member]
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power in the event of default and is exposed to significant variable returns by providing lines of credit, ABCP purchase commitments or acquisition of subordinated debt
KB HL Infra Private Special Asset Fund 1(FOFs) and 45 others [Member]
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power as a general partner and is exposed to variable returns by holding significant amount of ownership interests